Investments - Equity securities reported at fair value (Details) - USD ($) $ in Millions	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt and Equity Securities, FV-NI [Line Items]
Equity securities, at fair value	$ 648	$ 773	$ 809
Equity securities
Debt and Equity Securities, FV-NI [Line Items]
Equity securities, at cost	0	756	746
Equity securities, at fair value	648	773	809
Equity securities, fair value in excess of cost	0	17	63
Common stocks
Debt and Equity Securities, FV-NI [Line Items]
Equity securities, at cost	0	423	497
Equity securities, at fair value	241	412	552
Equity securities, fair value in excess of cost	0	(11)	55
Perpetual preferred stocks
Debt and Equity Securities, FV-NI [Line Items]
Equity securities, at cost	0	333	249
Equity securities, at fair value	407	361	257
Equity securities, fair value in excess of cost	$ 0	$ 28	$ 8